Virtus Enhanced Short U.S. Equity ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE
Virtus Enhanced Short U.S. Equity ETF (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Virtus Enhanced Short U.S. Equity ETF Virtus Enhanced Short U.S. Equity ETF USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus Enhanced Short U.S. Equity ETF Virtus Enhanced Short U.S. Equity ETF
Management Fee	0.55%	[1]
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	none	[3]
Total Annual Fund Operating Expenses	0.55%
[1]	The management fee is structured as a "unified fee", out of which the Fund's adviser pays all of the ordinary operating expenses of the Fund, except for the Fund's management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" are restated to reflect current fees.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Virtus Enhanced Short U.S. Equity ETF | Virtus Enhanced Short U.S. Equity ETF | USD ($)	56	176

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period June 26, 2017 (commencement of operations) through July 31, 2017, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide inverse (opposite) exposure to investment returns of the broad U.S. large capitalization (“large cap”) equity market by selling S&P 500 futures contracts and S&P Select Sector futures contracts and/or engaging in short sales of U.S. equity ETFs and other U.S. equity securities. As of the date of this Prospectus, Rampart Investment Management Company, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), considers large cap companies to be companies whose market capitalizations are at least U.S. $5 billion.

The Sub-Adviser actively manages the Fund’s assets pursuant to a quantitative strategy based on the Sub-Adviser’s research and analysis of sector representation in the U.S. large cap equity market. The Sub-Adviser will seek to adjust the Fund’s portfolio to overweight what the Sub-Adviser believes to be the weakest sectors and underweight what the Sub-Adviser believes to be the strongest sectors in the U.S. large cap equity market. The Sub-Adviser expects to make adjustments to the Fund’s portfolio monthly in accordance with its quantitative strategy, although the Sub-Adviser maintains full discretion to modify the Fund’s portfolio, subject to the oversight and supervision of the Adviser and the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”), at any time.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that create or result in short (or inverse) exposure to U.S. equity securities. The Fund considers “U.S. equity securities” to be those that are: (i) securities of issuers that are organized under the laws of, or that maintain a principal place of business in, the U.S.; (ii) traded principally in the U.S.; or (iii) securities of issuers that, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the U.S., or that have at least 50% of their assets in the U.S.

The Fund will also invest in cash and cash equivalents, including short-term investment grade fixed-income securities, ETFs and money market instruments, to collateralize the Fund’s exposure to futures contracts. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. The Fund seeks to remain fully invested at all times consistent with its stated investment objective.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Inverse Correlation Risk. Because the Fund seeks inverse returns, shareholders should lose money when returns of the broad U.S. large cap equity market rises, which is a result that is opposite from traditional funds. The Fund may have difficulty achieving its inverse investment strategy due to fees, expenses, transactions costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

Short Position Risk. The Fund may seek inverse exposure through the use of short sales of U.S. equity ETFs and other U.S. equity securities, which may cause the Fund to be exposed to certain risks associated with selling such assets short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s returns, limit the Fund’s ability to obtain inverse exposure, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. If, at any particular point in time, the securities underlying a short position are thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional creation units may be adversely affected. Obtaining inverse exposure through the use of short sales may be considered an aggressive investment technique. Any income, dividends or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset or market factor (collectively, “reference assets”). In addition to risks relating to the reference assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the reference asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. These risks are greater for the Fund than most other funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks or bonds.

Futures Contracts Risk. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take, and a seller to make, delivery of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of prices and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities or other investments. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain ETFs are leveraged, which may result in economic leverage to the Fund, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade like closed-end fund shares at a discount to net asset value (“NAV”) and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Management Style Risk. The NAV of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services and general equity market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. During a “flash crash,” the market prices of the Fund’s Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

Cash Transactions Risk. Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Additionally, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, could be imposed on the Fund and thus decrease the Fund’s NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of creation units.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.